Shareholders Equity (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions			1 Months Ended				12 Months Ended
	Nov. 08, 2022	Mar. 11, 2022	Apr. 27, 2023	Oct. 28, 2022	Sep. 21, 2022	Oct. 26, 2020	Jun. 30, 2022	Jun. 30, 2023	Jun. 15, 2023	Dec. 22, 2021	Apr. 12, 2021	Jun. 30, 2017
Statement [Line Items]
Description of legal reserve					the Company announced the completion of the share buyback program, having acquired the equivalent of 9,419,623 ordinary shares, which represent approximately 99.51% of the approved program and 1.16% of the share capital		According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses
Nominal value per share							$ 10
Reserve								$ 31,109	$ 5,000			$ 425
Public offering of shares											80,000,000
Warrants to subscribe											80,000,000
Totally subscribed											80,000,000
Warrants issued											80,000,000,000,000
Exercise price											$ 0.432
Additional new shares			7,364,000,000							152,158,215	80,000,000
Additional new share											28,800,000
increasing capital stock								6,552,405,000			658,676,460
Buyback program		On March 11, 2022, the IRSA Board of Directors approved the shares buyback program issued by the Company and established the terms and conditions for the acquisition of shares issued by the Company, under the terms of Article 64 of Law No. 26,831 and the regulations of the CNV, for up to a maximum amount of ARS1,000 million and up to 10% of the capital stock, up to a daily limit of up to 25% of the average volume of daily transactions experienced by the Company's shares, jointly in the listed markets, during the previous 90 business days, and up to a maximum price of USD 7 per ADS and ARS 140 per share. Likewise, the buyback term was set at up to 120 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.
Common shares						1,512,500,000,000
Dividend distribution						On October 26, 2020, our shareholders held an Ordinary and Extraordinary Meeting and approved an in kind dividend distribution equivalent to ARS 484 million (representative of ARS 0.84 per share) and payable in shares of IRSA CP. Our shareholders decided to consider IRSA CP’s ’quoted price per share as of October 23, 2020, which resulted amounted ARS 320 per share. Pursuant to that shareholders’ decision, we distributed 1,512,500 common shares of IRSA CP. We reflected this transaction on our financial statements as a change in equity, which generated a reduction of the equity attributable to the controlling shareholders totalling ARS 1,189 million restated for inflation as of June 30, 2022.
New share								811,137,457
Ordinary Shareholders' Meeting [Member]
Statement [Line Items]
Payment of dividend in cash	$ 4,340		$ 21,900	$ 4,340